Derivative Financial Instrument - Schedule of Fair Value Assumptions Related to Option Issued (Details)		6 Months Ended
	Apr. 18, 2019	Jun. 30, 2019 Vehicle
Expected Dividend Yield [Member]
Debt instrument, measurement input		0.000
Convertible Note [Member] | Expected Dividend Yield [Member]
Debt instrument, measurement input	0.000	0.00
Convertible Note [Member] | Risk Free Interest Rate [Member]
Debt instrument, measurement input	0.0244	0.0192
Convertible Note [Member] | Volatility [Member]
Debt instrument, measurement input	1.02	1.23
Convertible Note [Member] | Expected Term [Member]
Debt instrument, term	1 year	1 year